UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund:   BlackRock Municipal 2020 Term Trust (BKK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

  2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,147,490
Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,683,488
Series C, 5.00%, 1/01/21	2,500	2,877,725

		6,561,213
Arizona — 3.4%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 7/01/19 (a)	570	580,790
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,513,044
5.00%, 7/01/21	5,585	6,377,567
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,646,670
5.25%, 12/01/20	1,000	1,157,660

		11,275,731
California — 9.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	970,379
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,130,850
County of Riverside California Asset Leasing Corp., RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (b)	6,865	5,331,771
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 1/01/19	540	601,058
5.00%, 1/01/20	550	629,838
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,282,275
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,249,110

Municipal Bonds	Par (000)	Value
California (continued)
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	$10,000	$11,710,900

		29,906,181
Colorado — 1.7%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 8/15/19	125	135,444
4.00%, 8/15/20	150	164,769
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	596,803
4.00%, 12/01/20	580	630,390
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (b)	4,500	3,914,505

		5,441,911
Florida — 3.6%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,676,929
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,372,075
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,596,732
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	582,060
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	250	140,233
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	3,530	2,470,788

		11,838,817
Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement — Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,884,068

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	$250	$286,043
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,388,789

		1,674,832
Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,403,749
5.00%, 11/15/20	1,440	1,612,901

		3,016,650
Illinois — 10.3%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/20	1,000	1,126,270
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 1/01/20	1,000	1,070,400
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/20	1,000	1,165,980
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,192,680
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (b)	13,455	11,072,658
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,540,500
State of Illinois, GO, 5.00%, 7/01/20	4,055	4,525,461
State of Illinois, RB, Series B:
5.00%, 6/15/19 (e)	515	584,030
5.00%, 6/15/20	1,485	1,677,946

		33,955,925
Indiana — 5.0%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	2,970	2,797,414
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	2,465	2,555,835

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	$600	$705,510
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	10,404,200

		16,462,959
Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	5,320	5,567,061
Kansas — 2.2%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (b)	5,340	4,422,802
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,895,625

		7,318,427
Kentucky — 2.2%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,292,956
5.00%, 12/01/20	1,430	1,666,965
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	2,000	2,019,920
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (b):
0.00%, 7/01/19	255	231,775
0.00%, 7/01/20	1,000	880,450

		7,092,066
Louisiana — 0.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	464,116
Maryland — 1.6%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 6/15/19	250	277,628
5.00%, 6/15/20	275	312,070

2	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Maryland (continued)
County of Anne Arundel Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	$285	$309,875
5.00%, 7/01/20	500	573,560
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,368,987
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,545,503
University of Maryland, Medical System, 5.00%, 7/01/19	670	752,470

		5,140,093
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/20	1,000	1,115,020
Michigan — 4.1%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 9/01/20	1,500	1,546,530
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,435	1,545,825
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,098,310
Michigan Finance Authority, Refunding RB, AMT:
5.00%, 11/01/19	1,940	2,150,451
5.00%, 11/01/20	1,800	2,032,074
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	379,174
Series 2-A, 4.00%, 10/15/20	1,205	1,351,034
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	1,000	1,147,790

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Trunk Line, Refunding RB (continued):
5.00%, 11/01/21	$2,000	$2,291,460

		13,542,648
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB (AGM), 5.00%, 3/01/20	1,035	1,173,152
Missouri — 1.3%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,470,100
Saint Louis County IDA, Refunding RB, Nazareth Living Centre, Series B, 3.85%, 8/15/20	400	400,848
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	580,215

		4,451,163
Multi-State — 1.7%
Centerline Equity Issuer Trust (a)(f):
Series A-4-2, 6.00%, 5/15/19	2,500	2,813,075
Series B-3-2, 6.30%, 5/15/19	2,500	2,834,100

		5,647,175
Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,997,770
Nevada — 2.5%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	565,310
5.00%, 7/01/20	1,000	1,160,600
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,066,550
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,325	1,429,529

		8,221,989
New Jersey — 6.2%
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	2,155	2,518,742

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 7/01/20	$250	$283,858
New Jersey EDA, Refunding RB:
(AGC), 5.25%, 12/15/20	3,150	3,605,553
Cigarette Tax, 5.00%, 6/15/20	2,500	2,752,100
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,181,820
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,187,444
Seton Hall University, Series D, 5.00%, 7/01/20	650	747,285
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (g)	2,500	2,868,675
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/17 (e)	2,110	2,240,651
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 6/15/20	2,000	2,196,000

		20,582,128
New York — 7.7%
Build NYC Resource Corp., Refunding RB, AMT, 3.75%, 1/01/20 (a)	815	849,906
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 6/01/19	400	443,060
5.00%, 6/01/20	450	506,763
City of New York New York IDA, ARB, American Airlines, Inc., JFK International Airport Project, AMT (h):
7.63%, 8/01/25	3,885	4,048,442
7.75%, 8/01/31	5,000	5,213,500
New York State Energy Research & Development Authority, Refunding RB, 2.00%, 2/01/29 (h)	3,000	3,059,100
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	1,006,364
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,525	1,736,091

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	$8,500	$8,528,645

		25,391,871
North Carolina — 2.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/19 (e)	1,400	1,569,064
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,734,050

		7,303,114
Ohio — 2.6%
Ohio State Water Development Authority, Refunding RB, Series B, 4.00%, 12/01/33 (h)	5,300	5,503,255
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 6/30/19	945	1,051,832
5.00%, 12/31/19	830	934,763
5.00%, 6/30/20	1,000	1,139,010

		8,628,860
Oklahoma — 0.9%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500	1,684,845
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,246,047

		2,930,892
Pennsylvania — 8.7%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services:
4.00%, 12/01/19	840	869,602
4.00%, 12/01/20	870	893,499
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (h)	3,405	3,478,684
Cumberland County Municipal Authority, Refunding RB, 4.00%, 1/01/20	1,000	1,073,510
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	1,300	1,388,764

4	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Montgomery County IDA, Refunding RB, Series A, 5.00%, 1/15/20	$1,400	$1,553,314
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/20	3,830	4,381,175
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,375,796
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,229,273
4.00%, 10/01/20	1,210	1,279,672
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 5/01/20	1,575	1,812,179
Widener University, 5.00%, 7/15/20	600	682,308
Pennsylvania Housing Finance Agency, Refunding RB, S/F Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	470,437
2.55%, 4/01/20	850	876,886
2.65%, 10/01/20	865	897,593
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,735,290
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,131,310
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,141,981
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	413,490
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	379,174

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project (continued):
4.00%, 7/01/20	$465	$489,636

		28,553,573
Rhode Island — 1.3%
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,376,565
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,308,600
Texas — 15.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19	800	898,552
5.75%, 1/01/20	1,140	1,309,541
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 8/15/42 (h)	2,000	2,286,840
Central Texas Turnpike System, RB, CAB (AMBAC) (b):
0.00%, 8/15/21 (g)	1,825	1,694,293
0.00%, 8/15/24 (g)	1,295	1,110,722
Series A, 0.00%, 8/15/21	6,165	5,598,128
Series A, 0.00%, 8/15/24	7,155	5,763,424
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,808,200
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 7/01/20	250	288,868
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 7/01/20	5,000	5,355,450
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,191,077
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,792,100
New Hope Cultural Education Facilities Corp., RB:
4.00%, 4/01/20	180	190,922
4.00%, 4/01/20	585	620,498

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Corp., RB (continued):
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/19	$345	$360,356
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/20	415	436,642
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	1,000	1,119,010
5.38%, 1/01/21	5,000	5,593,050
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/20	5,000	5,764,050

		51,181,723
Virginia — 1.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,363,440
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,734,255
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
5.00%, 7/01/19	425	458,184
5.00%, 7/01/20	335	366,031

		4,921,910
Washington — 2.5%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	3,102,697
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	292,195
5.00%, 10/01/42 (h)	4,000	4,764,440

		8,159,332
Wisconsin — 1.0%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,143,870

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	$1,515	$1,708,041
ThedaCare, Inc., 5.00%, 12/15/20	250	291,703

		3,143,614
Total Municipal Bonds - 109.3%		360,378,639

Municipal Bonds Transferred to Tender Option Bond Trusts (i) — 1.6%
Illinois — 1.6%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,423,900
Total Long-Term Investments (Cost — $341,182,090) — 110.9%		365,802,539

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (j)(k)	39,864	39,864
Total Short-Term Securities (Cost — $39,864) — 0.0%		39,864
Total Investments (Cost — $341,221,954*) — 110.9%		365,842,403
Other Assets Less Liabilities — 0.7%		2,268,262
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1)%		(3,752,451)
AMPS Shares, at Liquidation Value — (10.5)%		(34,575,000)

Net Assets Applicable to Common Shares — 100.0%		$329,783,214

* As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$337,140,359

Gross unrealized appreciation		$25,982,806
Gross unrealized depreciation		(1,030,762)

Net unrealized appreciation		$24,952,044

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

6	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

(b)	Zero-coupon bond.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
FFI Institutional Tax-Exempt Fund	828,428	(828,428)	—	$230
BlackRock Liquidity Funds: MuniCash	—	39,864	39,864	—

(k)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016	7

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$365,802,539	—	$365,802,539
Short-Term Securities	$39,864	—	—	39,864

Total	$39,864	$365,802,539	—	$365,842,403

[1] See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$131	—	—	$131
Liabilities:
TOB Trust Certificates	—	$(3,750,000)	—	(3,750,000)

Total	$131	$(3,750,000)	—	$(3,749,869)

During the period ended January 31, 2016, there were no transfers between levels.

8	BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 22, 2016